Information Regarding Net Revenue by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net revenue	$ 14,934	$ 16,854
Percentage of net revenue	100.00%	100.00%
Americas
Segment Reporting Information [Line Items]
Net revenue	9,958	8,312
Percentage of net revenue	67.00%	49.00%
Americas - United States
Segment Reporting Information [Line Items]
Net revenue	9,958	8,308
Americas - Other
Segment Reporting Information [Line Items]
Net revenue		4
Europe And Middle East
Segment Reporting Information [Line Items]
Net revenue	2,842	4,698
Percentage of net revenue	19.00%	28.00%
Asia-Pacific
Segment Reporting Information [Line Items]
Net revenue	$ 2,134	$ 3,844
Percentage of net revenue	14.00%	23.00%